EMPLOYEE BENEFIT PLANS INCLUDING SHARE-BASED PAYMENT PLANS - DOLLAR THRIFTY (Details 3) (USD $)	3 Months Ended	12 Months Ended			12 Months Ended				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended	1 Months Ended						9 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended				1 Months Ended					12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Feb. 28, 2008	Dec. 31, 2012 Option Rights	Dec. 31, 2011 Option Rights	Dec. 31, 2010 Option Rights	Dec. 31, 2012 Option Rights Maximum	Nov. 30, 2012 Restricted Stock Units	Mar. 31, 2012 Restricted Stock Units	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc.	May 31, 2009 Dollar Thrifty Automotive Group Inc. Option Rights	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Option Rights	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc. Option Rights	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Option Rights	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc. Option Rights	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Option Rights	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Option Rights	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc. Option Rights	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc. Option Rights Maximum	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Option Rights Maximum	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc. Option Rights Maximum	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Option Rights Maximum	Feb. 29, 2012 Dollar Thrifty Automotive Group Inc. Performance Shares	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Performance Shares	Mar. 31, 2011 Dollar Thrifty Automotive Group Inc. Performance Shares	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Performance Shares	Mar. 31, 2010 Dollar Thrifty Automotive Group Inc. Performance Shares	Mar. 31, 2009 Dollar Thrifty Automotive Group Inc. Performance Shares	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Performance Shares	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Performance Shares	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Performance Shares	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc. Performance Shares	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Performance Shares Maximum	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Restricted Stock Units	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Restricted Stock Units	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Restricted Stock Units	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc. Restricted Stock Units	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc. Restricted Stock Units Non-employee and employee directors	Jan. 31, 2012 Dollar Thrifty Automotive Group Inc. Restricted Stock Units Non-employee directors	Jan. 31, 2011 Dollar Thrifty Automotive Group Inc. Restricted Stock Units Non-employee directors	Jan. 31, 2010 Dollar Thrifty Automotive Group Inc. Restricted Stock Units Non-employee directors	Jan. 31, 2009 Dollar Thrifty Automotive Group Inc. Restricted Stock Units Non-employee directors	May 31, 2009 Dollar Thrifty Automotive Group Inc. Restricted Stock Units Employee directors	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Restricted Stock Units Employee directors	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Restricted Stock Units Employee directors	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc. Restricted Stock Units Employee directors
SHARE-BASED PAYMENT PLANS
Number of shares authorized for issuance				32,700,000							2,726,312		2,726,312		2,083,550
Number of shares available for future issuance											1,168,546		1,168,546		247,517
Compensation costs recognized (in dollars)			$ 36,600,000								$ 1,900,000	$ 1,000,000	$ 5,900,000	$ 3,100,000	$ 4,100,000	$ 4,800,000	$ 6,200,000																												$ 1,500,000
Income tax benefit recognized in the statements of income for share-based compensation payments (in dollars)			14,200,000								600,000	300,000	2,200,000	1,200,000	1,600,000	1,900,000	2,700,000
Option term																													10 years
Number of awards that may be granted under the plan during any year to any participant (in shares)																							285,000				285,000										160,000			160,000
Assumptions used to calculate compensation expense relating to the stock option awards granted
Weighted-average expected life of the awards					3 years	6 years 3 months	6 years 3 months	10 years																	5 years
Expected price volatility factor (as a percent)					81500.00%	36700.00%	36100.00%																		80.24%
Risk-free interest rate (as a percent)					400.00%	2560.00%																			2.36%
Dividend payments																									0
Additional disclosure
Weighted average grant-date fair value of options issued (in dollars per share)					$ 14,620.00	$ 5,930.00	$ 4,000.00										$ 4.44								$ 4.44
Vesting period																		3 years													3 years		3 years																	3 years
Vesting percentage in first fiscal year																		20.00%																		25.00%														20.00%
Vesting percentage in second fiscal year																		20.00%													25.00%		25.00%			75.00%														20.00%
Vesting percentage in third fiscal year																		60.00%													75.00%		75.00%																	60.00%
Grant-date fair value of options vested (in dollars)					9,000,000	17,400,000	21,600,000														1,600,000	1,600,000	4,000,000	900,000	200,000
Unrecognized expenses (in dollars)																			0		0		200,000
Number of Shares
Outstanding at the beginning of the period (in shares)																					1,575,000	2,277,000	2,277,000
Exercised (in shares)																					(297,000)		(672,000)
Canceled (Forfeited/Expired) (in shares)																							(30,000)
Outstanding at the end of the period (in shares)																			1,278,000		1,278,000		1,575,000	2,277,000
Fully vested and exercisable options at the end of the period (in shares)																			1,278,000		1,278,000		917,000
Options expected to vest at the end of the period (in shares)																							658,000
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)																					$ 5.11	$ 5.73	$ 5.73
Exercised (in dollars per share)																					$ 5.70		$ 7.10
Canceled (Forfeited/Expired) (in dollars per share)																							$ 7.62
Outstanding at the end of the period (in dollars per share)																			$ 4.97		$ 4.97		$ 5.11	$ 5.73
Fully vested and exercisable options at the end of the period (in dollars per share)																			$ 4.97		$ 4.97		$ 5.46
Options expected to vest at the end of the period (in dollars per share)																							$ 4.63
Weighted-Average Remaining Contractual Term
Outstanding at the beginning of the period																					6 years 4 months 6 days		6 years 10 months 20 days	7 years 7 months 10 days
Outstanding at the end of the period																					6 years 4 months 6 days		6 years 10 months 20 days	7 years 7 months 10 days
Fully vested and exercisable options at the end of the period																					6 years 4 months 6 days		6 years 7 months 28 days
Options expected to vest at the end of the period																							7 years 2 months 23 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)																					102,579,000	94,545,000	94,545,000
Outstanding at the end of the period (in dollars)																			104,695,000		104,695,000		102,579,000	94,545,000
Fully vested and exercisable options at the end of the period (in dollars)																			104,695,000		104,695,000		59,398,000
Options expected to vest at the end of the period (in dollars)																							43,181,000
Additional disclosure
Total intrinsic value of options exercised (in dollars)					15,100,000	15,000,000	8,100,000												15,700,000	100,000	23,000,000	6,300,000	38,100,000	3,800,000	600,000
Cash received for non-qualified option rights exercised (in dollars)																			900,000		1,700,000		4,800,000	3,000,000	2,300,000	100,000		2,900,000
Additional disclosure
Grant date fair value of units granted (in dollars per share)																														$ 76.17	$ 69.58		$ 47.13			$ 76.17	$ 69.58				$ 73.42	$ 48.24			$ 2.33	$ 73.42	$ 48.24	$ 25.28	$ 1.23	$ 4.44
Number of units earned based upon the level of corporate performance against a pre-established target (in shares)																																					122,000
Shares initially granted as a base grant that vested during the period																																73,000
Shares vested as percentage of the target award																																200.00%
Shares vested																																146,000		36,000	64,000	4,000					34,000	39,000
Intrinsic value of shares vested (in dollars)																																3,500,000		1,700,000	2,500,000		7,600,000	1,100,000	100,000			2,100,000	1,500,000	500,000
Number of shares withheld for the payment of taxes owed by the recipients																																52,000		12,000	0																5,616	6,991
Shares
Nonvested at the beginning of the period (in shares)																																				262,000	238,000				34,000	64,000
Granted (in shares)									24,713	543,880																				29,135						29,000	140,000				7,000	9,000				6,815	9,330	17,800	95,812	50,000	30,057	30,053	20,053
Vested (in shares)																																(146,000)		(36,000)	(64,000)	(4,000)					(34,000)	(39,000)
Forfeited (in shares)																																				(7,000)	(43,000)
Nonvested at the end of the period (in shares)																															262,000		238,000			280,000	262,000	238,000			7,000	34,000	64,000
Weighted-Average Grant-Date Fair Value
Nonvested at the beginning of the period (in dollars per share)																																				$ 59.11	$ 39.07				$ 5.41	$ 4.55
Granted (in dollars per share)																														$ 76.17	$ 69.58		$ 47.13			$ 76.17	$ 69.58				$ 73.42	$ 48.24			$ 2.33	$ 73.42	$ 48.24	$ 25.28	$ 1.23	$ 4.44
Vested (in dollars per share)																																				$ 52.44	$ 27.95				$ 5.41	$ 14.17
Forfeited (in dollars per share)																																				$ 59.79	$ 35.02
Nonvested at the end of the period (in dollars per share)									$ 13.15																						$ 59.11		$ 39.07			$ 60.94	$ 59.11	$ 39.07			$ 73.42	$ 5.41	$ 4.55
Additional information
Estimated compensation cost that were not yet recognized (in dollars)																															11,000,000					8,000,000	11,000,000				100,000	100,000
Weighted-average period over which estimated compensation cost is expected to be recognized	2 years 3 months 18 days	1 year 4 months 26 days																																		1 year 4 months 24 days	2 years 2 months 12 days
Intrinsic value of the nonvested awards (in dollars)																																				24,400,000	18,400,000
Fair value of shares vested (in dollars)																																										$ 600,000	$ 600,000	$ 200,000
Number of shares that had the right to receive cash payments at the settlement date price which vested																																																	56,910